CONSOLIDATED BALANCE SHEETS (Successor [Member], USD $) In Thousands, unless otherwise specified	Mar. 29, 2013	Dec. 28, 2012
Successor [Member]
Current Assets:
Cash and cash equivalents	$ 9,994	$ 17,505
Accounts receivable - trade (net of allowance for doubtful accounts of $1,072 and $528)	163,180	157,537
Inventories	259,253	250,583
Prepaid expenses and other current assets	31,292	33,142
Income taxes receivable	16,066	16,643
Deferred income taxes	17,237	17,149
Total current assets	497,022	492,559
Property and equipment, net	60,792	61,747
Goodwill	500,253	500,253
Other intangible assets, net	469,047	476,888
Other assets	9,929	9,586
Total assets	1,537,043	1,541,033
Current Liabilities:
Accounts payable	117,434	113,603
Accrued expenses and other current liabilities	41,001	49,378
Accrued interest	16,299	18,230
Current portion of capital leases	430	521
Total current liabilities	175,164	181,732
Long-Term Liabilities:
Deferred income taxes	177,957	182,164
Long-term debt, net of current portion	820,726	813,994
Capital leases, net of current portion	161	226
Other liabilities	5,215	5,447
Total liabilities	1,179,223	1,183,563
Commitments and contingencies (see Note 6)
Stockholders' Equity:
Common stock; $0.01 par value, 2,500,000 authorized; 1,477,406 issued and outstanding as of March 29, 2013, and 1,474,465 issued and outstanding as of December 28, 2012	15	15
Additional paid-in capital	387,916	385,932
Accumulated deficit	(29,924)	(28,444)
Accumulated other comprehensive loss	(187)	(33)
Total stockholders' equity	357,820	357,470
Total liabilities and stockholders' equity	$ 1,537,043	$ 1,541,033